Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock,shares outstanding		8,625,000
Class A Common Stock
Common stock subject to possible redemption shares	30,465,565	29,846,985	29,846,985
Preferred stock, shares outstanding (in shares)	4,034,435
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock,shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	4,034,435	4,653,015	0
Common stock,shares outstanding	4,034,435	4,653,015	0
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock,shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	8,625,000	8,625,000	8,625,000
Common stock,shares outstanding	8,625,000	8,625,000	8,625,000